Unaudited Consolidated Statement of Changes in Total Equity (USD $) In Thousands	Total	General Partner [Member]	Common Units [Member]	Common Units and Additional Paid-in Capital [Member]	Preferred Units [Member]	Non-controlling Interests [Member]	Redeemable Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2013	$ 821,341	$ 21,242		$ 621,002	$ 144,800	$ 34,297	$ 16,564
Beginning balance, units at Dec. 31, 2013			85,453		6,000
Net (loss) income	5,222	7,639		(11,188)	5,438	3,333
Reclassification of redeemable non-controlling interest in net income	(2,083)					(2,083)	2,083
Cash distributions	(107,197)	(9,735)		(92,024)	(5,438)
Distribution of capital to joint venture partner	(2,220)					(2,220)	(3,498)
Contribution of capital from joint venture partner	22,017					22,017
Indemnification of Voyageur LLC from Teekay Corporation (note 8c)	3,474	69		3,405
Proceeds from equity offerings, net of offering costs (note12)	7,631	156	213	7,475
Distribution of capital to Teekay Corporation related to the equity investment in Itajai FPSO joint venture (note 8d)	(6,082)			(6,082)
Equity based compensation and other (notes 8e and 13)	930	18		912
Equity based compensation and other, units			15
Ending balance at Jun. 30, 2014	743,033	19,389		523,500	144,800	55,344	15,149
Ending balance, units at Jun. 30, 2014			85,681		6,000
Beginning balance at Mar. 31, 2014
Net (loss) income	(3,800)				2,719
Cash distributions					(2,700)
Ending balance at Jun. 30, 2014	$ 743,033				$ 144,800
Ending balance, units at Jun. 30, 2014					6,000